Stock Based Compensation - Schedule of Performance Share Units Outstanding (Detail) $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($) PSU USDperPSU	Mar. 31, 2026 USD ($) PSU	Dec. 31, 2025 USD ($) PSU	Jun. 30, 2025 USD ($) PSU	Mar. 31, 2025 USD ($) PSU	Dec. 31, 2024 USD ($) PSU
Disclosure of other equity instruments [line items]
Number outstanding | PSU	254,080	254,080	334,670	338,230	338,230	378,970
PSU Liability | $	$ 16,573	$ 13,716	$ 34,819	$ 27,709	$ 18,718	$ 25,084
Grant Year 2024 [Member]
Disclosure of other equity instruments [line items]
Year of Maturity	2027
Number outstanding | PSU	133,400
Estimated Value Per PSU at Maturity | USDperPSU	118.4
Anticipated Performance Factor at Maturity	123.00%
Percent of Service Period Complete	78.00%
PSU Liability | $	$ 15,186
Grant Year 2025 [Member]
Disclosure of other equity instruments [line items]
Year of Maturity	2028
Number outstanding | PSU	77,340
Estimated Value Per PSU at Maturity | USDperPSU	99.97
Anticipated Performance Factor at Maturity	23.00%
Percent of Service Period Complete	50.00%
PSU Liability | $	$ 908
Grant Year 2026 [Member]
Disclosure of other equity instruments [line items]
Year of Maturity	2029
Number outstanding | PSU	43,340
Estimated Value Per PSU at Maturity | USDperPSU	116.1
Anticipated Performance Factor at Maturity	99.00%
Percent of Service Period Complete	10.00%
PSU Liability | $	$ 479